J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Hedged Equity Laddered Overlay ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2024

to the current Summary Prospectus and Prospectus, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Hamilton Reiner	2023	Managing Director
Raffaele Zingone	2023	Managing Director
Matthew P. Bensen	2024	Vice President
Judy Jansen	2024	Vice President

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Hedged Equity Laddered Overlay ETF” section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Hedged Equity Laddered Overlay ETF

Hamilton Reiner, Managing Director of JPMIM, Raffaele Zingone, Managing Director of JPMIM, Matthew P. Bensen, Vice President of JPMIM and CFA charterholder, and Judy Jansen, Vice President of JPMIM and CFA charterholder, are the portfolio managers primarily responsible for the management of the Fund. Mr. Reiner is primarily responsible for implementing the Fund’s options overlay strategy and for providing insight with respect to the impact to the options overlay strategy of purchasing certain securities, while Mr. Zingone is primarily responsible for investing the Fund’s underlying equity securities according to its investment process. Mr. Bensen and Ms. Jansen work with Mr. Reiner in implementing the Fund’s options overlay strategy on a day-to-day basis. Mr. Reiner has been the head of U.S. Equity Derivatives at JPMIM since 2012 and serves as head of the U.S. Core team. Mr. Reiner joined JPMorgan Chase in 2009 and from 2009 to 2012, he was a portfolio manager and head of U.S. Equity Derivatives at JPMorgan Chase. Prior to joining the firm, Mr. Reiner was head of the Equity Long/Short Prime Brokerage platform at Barclays Capital. Mr. Zingone has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1991. Mr. Zingone is also a senior member of the U.S. Equity Core portfolio management team. An employee since 2015, Mr. Bensen has been a member of the portfolio management team for derivatives-based strategies in the U.S. Core team since 2019. Prior to assuming this role, Mr. Benson worked as an analyst for J.P. Morgan’s U.S. Equity Value portfolio management team from 2015 to 2019, where he conducted daily portfolio implementation and analytics. An employee since 2015, Ms. Jansen has been a member of the portfolio management team for derivatives-based strategies in the U.S. Core team since 2022. Prior to assuming this role, Ms. Jansen was a U.S. Equity Investment Specialist, co-leading the Equity Options-based portfolios and responsible for the U.S. Equity Core strategies from 2018 to 2022. Ms. Jansen began her career at J.P. Morgan as an analyst for the U.S. Equity Value portfolio management team.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-ETF-A-1124

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Hedged Equity Laddered Overlay ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2024

to the current Statement of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2023:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Hedged Equity Laddered Overlay ETF
Hamilton Reiner	9	$65,186,203	5	$544,574	0	$0
Raffaele Zingone	15	71,027,063	15	12,460,099	12	11,929,570
Matthew P. Bensen**	0	0	1	133,434	0	0
Judy Jansen**	0	0	1	133,434	0	0

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2023:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Hedged Equity Laddered Overlay ETF
Hamilton Reiner	0	$0	0	$0	0	$0
Raffaele Zingone	0	0	0	0	6	1,907,545
Matthew P. Bensen**	0	0	0	0	0	0
Judy Jansen**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of June 30, 2024.

SUP-SAI-ETF-A-1124

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager as of October 31, 2023. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund Shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Hedged Equity Laddered Overlay ETF
Hamilton Reiner			X
Raffaele Zingone	X
Matthew P. Bensen*	X
Judy Jansen*	X

*	As of June 30, 2024.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE